Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities

The movements in deferred tax liabilities during the years are as follows:

Intangible assets
US$’000
As of January 1, 2023	2,661
Acquisition of subsidiaries (note 36)	2,961
Exchange realignment	2
As of December 31, 2023	5,624
Exchange realignment	34
As of December 31, 2024	5,658
Exchange realignment	(13)
As of December 31, 2025	5,645